Summary of Significant Accounting Policies - Schedule of Consolidated Statements of Operations (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule Of Consolidated Statements Of Operations Abstract
Net revenues	¥ 248,831,457	$ 34,089,770	¥ 440,536,632	¥ 505,724,311
Cost of revenues	(201,991,119)	(27,672,670)	(424,345,616)	(511,265,334)
Total operating expenses	67,221,319	9,209,540	398,954,591	201,906,223
Total other (loss) income, net	(176,442)	(24,182)	161,579	(115,854)
Income tax benefits (expense)	(12,853,549)	(1,760,929)	(211,267)	10,980,054
Net loss	¥ (33,410,972)	$ (4,577,541)	¥ (382,813,263)	¥ (196,583,046)